Corporate information	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Corporate information	Corporate informationSprott Inc. (the "Company") was incorporated under the Business Corporations Act (Ontario) on February 13, 2008. Its registered office is at Royal Bank Plaza, South Tower, 200 Bay Street, Suite 2600, Toronto, Ontario M5J 2J1.